Intangible assets (Details) $ in Millions	12 Months Ended
	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)	Jun. 30, 2019 USD ($)
Statement [Line Items]
Net book amount at the beginning	$ 41,732,000,000		$ 38,456,000,000
Costs	3,292,000,000		105,684,000,000		$ 87,765
Accumulated amortization	(892,000,000)		(63,952,000,000)	$ (49,309,000,000)
Additions	2,175,000,000		6,771,000,000
Disposals	111,000,000		329,000,000
Intangible assets, deconsolidation	(36,546,000,000)		(4,928,000,000)
Impairment		$ (40)
Incorporated by business combination			86,000,000
Currency translation adjustment	(2,475,000,000)		8,676,000,000
Amortization charges	2,335,000,000		7,000,000,000
Balance at the end	2,400,000,000		41,732,000,000	38,456,000,000
Net book amount	2,400,000,000		41,732,000,000	38,456,000,000
Brand names [member]
Statement [Line Items]
Net book amount at the beginning	11,458,000,000		9,789,000,000
Costs	0		12,649,000,000	10,609,000,000
Accumulated amortization	0		(1,191,000,000)	(820,000,000)
Additions	0		0
Disposals	0		0
Intangible assets, deconsolidation	(10,614,000,000)		0
Impairment	0
Incorporated by business combination			0
Currency translation adjustment	(816,000,000)		1,852,000,000
Amortization charges	28,000,000		183,000,000
Balance at the end	0		11,458,000,000	9,789,000,000
Net book amount	0		11,458,000,000	9,789,000,000
Licenses [Member]
Statement [Line Items]
Net book amount at the beginning	3,635,000,000		3,457,000,000
Costs	0		16,956,000,000	14,219,000,000
Accumulated amortization	0		(13,321,000,000)	(10,762,000,000)
Additions	0		0
Disposals	0		0
Intangible assets, deconsolidation	(3,292,000,000)		0
Impairment	0
Incorporated by business combination			0
Currency translation adjustment	(260,000,000)		597,000,000
Amortization charges	83,000,000		419,000,000
Balance at the end	0		3,635,000,000	3,457,000,000
Net book amount	0		3,635,000,000	3,457,000,000
Customer-related intangible assets [member]
Statement [Line Items]
Net book amount at the beginning	3,717,000,000		4,733,000,000
Costs	0		35,644,000,000	30,459,000,000
Accumulated amortization	0		(31,927,000,000)	(25,726,000,000)
Additions	28,000,000		0
Disposals	0		27,000,000
Intangible assets, deconsolidation	(3,141,000,000)		0
Impairment	0
Incorporated by business combination			57,000,000
Currency translation adjustment	(272,000,000)		648,000,000
Amortization charges	332,000,000		1,694,000,000
Balance at the end	0		3,717,000,000	4,733,000,000
Net book amount	0		3,717,000,000	4,733,000,000
Information Systems And Software [Member]
Statement [Line Items]
Net book amount at the beginning	6,343,000,000		5,729,000,000
Costs	789,000,000		11,888,000,000	9,691,000,000
Accumulated amortization	(584,000,000)		(5,545,000,000)	(3,961,000,000)
Additions	444,000,000		2,318,000,000
Disposals	111,000,000		206,000,000
Intangible assets, deconsolidation	(4,654,000,000)		(33,000,000)
Impairment	0
Incorporated by business combination			29,000,000
Currency translation adjustment	(707,000,000)		1,023,000,000
Amortization charges	1,110,000,000		2,517,000,000
Balance at the end	205,000,000		6,343,000,000	5,729,000,000
Net book amount	205,000,000		6,343,000,000	5,729,000,000
Goodwill [Member]
Statement [Line Items]
Net book amount at the beginning	8,476,000,000		9,853,000,000
Costs	135,000,000		8,476,000,000	9,853,000,000
Accumulated amortization	0		0	0
Additions	0		0
Disposals	0		0
Intangible assets, deconsolidation	(8,479,000,000)		(4,895,000,000)
Impairment	(40,000,000)
Incorporated by business combination			0
Currency translation adjustment	178,000,000		3,518,000,000
Amortization charges	0		0
Balance at the end	135,000,000		8,476,000,000	9,853,000,000
Net book amount	135,000,000		8,476,000,000	9,853,000,000
Contracts And Others [Member]
Statement [Line Items]
Net book amount at the beginning	8,103,000,000		4,895,000,000
Costs	3,292,000,000		20,071,000,000	12,934,000,000
Accumulated amortization	(892,000,000)		(11,968,000,000)	(8,039,000,000)
Additions	1,703,000,000		4,453,000,000
Disposals	0		96,000,000
Intangible assets, deconsolidation	(6,366,000,000)		0
Impairment	0
Incorporated by business combination			0
Currency translation adjustment	(598,000,000)		1,038,000,000
Amortization charges	782,000,000		2,187,000,000
Balance at the end	2,060,000,000		8,103,000,000	4,895,000,000
Net book amount	$ 2,060,000,000		$ 8,103,000,000	$ 4,895,000,000